Segment information and revenue - Segments and Principal activities (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥) segment	Dec. 31, 2022 CNY (¥) segment
Segments and principal activities
Number of reportable segments | segment		2	2
Revenue	¥ 2,248,103	¥ 3,521,591	¥ 4,357,462
Cost of revenue	(1,443,606)	(2,195,574)	(2,775,354)
Gross profit	804,497	1,326,017	1,582,108
Research and development expenses	(510,898)	(955,201)	(1,399,415)
Selling and marketing expenses	(177,285)	(241,612)	(369,948)
General and administrative expenses	(305,110)	(375,128)	(710,165)
Net impairment losses on financial and contract assets	(31,255)	(40,544)	(23,023)
Other income, gains or loss-net	(83,482)	69,183	71,362
Operating loss	(303,533)	(217,285)	(849,081)
Finance income	67,484	29,580	14,709
Finance costs	(13,289)	(20,086)	(36,819)
Finance (costs)/income - net	54,195	9,494	(22,110)
Share of gains of associate and joint venture - net		4,607	24,852
Loss before income tax	(249,338)	(210,341)	(857,337)
Accounting profit	(39,839)	(361,714)	(990,173)
ASSETS
Deferred tax assets	313,805	768,276	765,959
Total assets	3,967,252	8,068,358
LIABILITIES
Deferred tax liabilities		2,079	5,196
Total liabilities	1,463,309	5,120,566
Other segment information
Depreciation of property and equipment	51,889	68,729	106,118
Amortization of intangible assets	53,997	126,433
Technology Solutions
Segments and principal activities
Revenue	2,248,103	3,521,591	4,357,462
Cost of revenue	(1,443,606)	(2,195,574)	(2,775,354)
Gross profit	804,497	1,326,017	1,582,108
Operating loss	(303,533)	(217,285)	(849,081)
Loss before income tax	(249,338)	(210,341)	(857,337)
ASSETS
Segment Assets	3,496,187	4,016,149	4,975,377
Goodwill	157,260	289,161	289,161
Deferred tax assets	313,805	768,276	765,959
Total assets	3,967,252	5,073,586	6,030,497
LIABILITIES
Segment Liabilities	1,463,309	2,754,711	3,521,233
Deferred tax liabilities		2,079	5,196
Total liabilities	1,463,309	2,756,790	3,526,429
Other segment information
Depreciation of property and equipment	51,889	68,729	106,118
Amortization of intangible assets	¥ 47,742	¥ 91,746	¥ 135,212